Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		81 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013
Operating Activities
Net loss	$ (30,757)	$ (10,731)	$ (131,387)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	14	24	169
Amortization of debt issuance costs	88	24	135
Accretion of debt discount	87	30	146
Non-cash change in fair value of warrant liability	1,231	332	1,612
Non-cash change in fair value of investor rights liability			(683)
Loss on extinguishment of debt	1,091		1,091
Share-based compensation	1,607	283	2,797
Accrued interest expense converted to Series A Preferred Stock			2
Changes in operating assets and liabilities:
Prepaid expense and other current assets	(2,052)	27	(2,107)
Other receivables		1,036
Security deposits	(11)		(170)
Accrued clinical drug supplies and trial costs	2,464	(1,039)	3,477
Accounts payable and accrued expenses	3,040	787	4,431
Deferred rent		(22)
Net cash used in operating activities	(23,198)	(9,249)	(110,987)
Investing Activities
Purchase of marketable securities			(4,238)
Maturities of marketable securities			4,250
Purchase of property, equipment	(5)		(201)
Net cash provided by (used in) investing activities	(5)		(189)
Financing Activities
Payment of debt issuance costs	(43)	(263)	(421)
Proceeds from issuance of common stock		2	124
Proceeds from initial public offering, net	175,555		175,555
Proceeds from issuance of notes payable, net			210
(Repayment of) proceeds from issuance of venture debt facility, net	(11,900)	7,460	(512)
Proceeds from issuance of preferred stock, net	49,699		130,632
Proceeds from royalty purchase agreement	41,667		41,667
Net cash provided by financing activities	254,978	7,199	347,255
Net change in cash and cash equivalents	231,775	(2,050)	236,079
Cash and cash equivalents
Beginning of period	4,304	6,396
End of period	236,079	4,346	236,079
Supplemental disclosures of cash flow information
Conversion of preferred stock to common stock upon completion of IPO	174,310		174,310
Accreted dividends on Series A, Series A-1, Series of B, B-1 and Series C Preferred Stock	5,891	5,288	33,046
Notes payable and accrued interest converted to Series A Preferred Stock			212
Series A-1, Series B-1 and Junior Series A Convertible Preferred Stock
Adjustments to reconcile net loss to net cash used in operating activities:
Preferred Stock issued for acquired technology and licenses			$ 9,500